Borrowings - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Aug. 16, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Maximum	Aug. 16, 2012 Revolving Credit Facility	Jun. 30, 2013 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	Jun. 30, 2013 Revolving Credit Facility Prime Rate	Dec. 31, 2012 Revolving Credit Facility Prime Rate	Jun. 30, 2013 Revolving Credit Facility Federal Funds Effective Rate	Dec. 31, 2012 Revolving Credit Facility Federal Funds Effective Rate	Jun. 30, 2013 Revolving Credit Facility One Month Libor Adjusted By Statutory Reserve Percentage	Dec. 31, 2012 Revolving Credit Facility One Month Libor Adjusted By Statutory Reserve Percentage	Jun. 30, 2013 Revolving Credit Facility Minimum	Dec. 31, 2012 Revolving Credit Facility Minimum	Jun. 30, 2013 Revolving Credit Facility Minimum Libor Adjusted By Statutory Reserve Percentage	Dec. 31, 2012 Revolving Credit Facility Minimum Libor Adjusted By Statutory Reserve Percentage	Jun. 30, 2013 Revolving Credit Facility Minimum Margin Based On Leverage Ratio	Dec. 31, 2012 Revolving Credit Facility Minimum Margin Based On Leverage Ratio	Jun. 30, 2013 Revolving Credit Facility Maximum	Dec. 31, 2012 Revolving Credit Facility Maximum	Jun. 30, 2013 Revolving Credit Facility Maximum Libor Adjusted By Statutory Reserve Percentage	Dec. 31, 2012 Revolving Credit Facility Maximum Libor Adjusted By Statutory Reserve Percentage	Jun. 30, 2013 Revolving Credit Facility Maximum Margin Based On Leverage Ratio	Dec. 31, 2012 Revolving Credit Facility Maximum Margin Based On Leverage Ratio	Dec. 31, 2012 Series C Senior Notes	Jul. 03, 2006 Medium-term Notes	Dec. 31, 2011 Amended Term Loan	Nov. 30, 2010 Amended Term Loan	Nov. 30, 2010 Amended Term Loan Maturity Period One	Nov. 30, 2010 Amended Term Loan Maturity Period Two	Aug. 16, 2012 Senior Notes	Jun. 30, 2013 Senior Notes	Dec. 31, 2012 Senior Notes	Dec. 31, 2012 Senior Notes Series A Senior Notes	Jun. 30, 2013 Senior Notes Series A Senior Notes	Dec. 31, 2012 Senior Notes Series B Senior Notes	Jun. 30, 2013 Senior Notes Series B Senior Notes	Dec. 31, 2012 Senior Notes Series C Senior Notes	Jun. 30, 2013 Senior Notes Series C Senior Notes	Jun. 30, 2013 Level 2 Recurring	Dec. 31, 2012 Level 2 Recurring	Dec. 31, 2011 Level 2 Recurring
Debt Instrument [Line Items]
Borrowings																																														$ 197,744	$ 293,434	$ 324,268
Debt principal amount																																400,000		380,000	363,000	17,000			200,000	60,000		50,000		90,000
Debt Instrument, Term																																5 years
Proceeds from issuance of long term debt																																					200,000
Proceeds from lines of credit						90,000				100,000
Term of debt agreement										5 years
Commitment fee percentage											0.175%	0.20%							0.175%	0.175%					0.625%	0.625%
Spread on variable rate													0.50%	0.50%	0.50%	0.50%	1.00%	1.00%			1.50%	1.50%	0.50%	0.50%			3.00%	3.00%	2.00%	2.00%
Potential percentage increase in interest rate																																						1.00%
Interest expense incurred on debt and credit facilities		2,769	2,072	5,862	4,318	10,123	10,645	8,086
Debt, interest rate																																	2.77%							4.98%		5.32%		5.82%
Refinancing expense	1,509
Loss on debt extinguishment	(827)					(827)
Other non-operating gains	682
Debt, maturity date																																								Aug. 16, 2017		Aug. 16, 2019		Aug. 16, 2022
Total outstanding balance		$ 200,000		$ 200,000		$ 290,000	$ 324,789				$ 0	$ 90,000																			$ 90,000									$ 60,000	$ 60,000	$ 50,000	$ 50,000	$ 90,000	$ 90,000
Revolving credit agreement												1.96% [1]
Leverage ratio						137000.00%	164000.00%		300000.00%
Interest coverage ratio						1957.00%	1124.00%		400.00%

[1]	Interest rate under revolving credit agreement represents LIBOR plus the applicable margin as of December 31, 2012.